Deferred revenue (Tables)	9 Months Ended
Sep. 30, 2017
Deferred Revenue Disclosure [Abstract]
Deferred Revenue

	September 30,	December 31,
	2017	2016
Deferred revenue on time charters	$26,291	$26,879
Deferred interest on lease receivable	268,637	—
Other deferred revenue	2,340	2,828
Deferred revenue	297,268	29,707
Current portion	(48,561)	(28,179)
Deferred revenue	$248,707	$1,528